Impairment losses and goodwill - Key assumptions used to determine recoverable amounts - Tabular disclosure (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
France, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.80%	0.80%	0.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	6.00%	6.00%	5.50%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	8.10%	7.80%	7.40%
Spain, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	1.50%	1.50%	1.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.30%	7.00%	8.60%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	9.10%	8.80%	10.80%
Poland, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	1.50%	1.00%	1.00%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	8.30%	8.00%	8.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	9.70%	9.50%	9.70%
Enterprise, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.30%	0.30%	0.30%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.50%	7.50%	7.50%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	10.00%	10.20%	10.70%
Orange Belgium [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.50%	0.50%	0.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.50%	6.80%	6.80%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	9.60%	8.60%	9.00%
Orange Sierra Leone [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	3.80%	4.00%	4.00%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	13.00%	14.80%	14.00%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	15.90%	18.40%	17.10%
Orange Liberia [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	3.80%	4.00%	4.00%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	13.00%	15.00%	14.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	15.90%	17.90%	16.90%